LEASES	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
LEASES
11.	LEASES
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one
to nine years.
Operating lease costs were RMB439 million,
RMB416 million and RMB235 million
for the years ended December 31, 2021, 2022 and 2023, respectively.

Supplemental cash flow information related to leases were as follows (RMB in millions):

	2022	2023
Cash paid for the rentals included in the lease liabilities	436	309
Right-of-use assets obtained in exchange for operating lease liabilities	520	149
As
of December 31, 2022 and 2023, supplemental consolidated balance sheet information related to leases were as follows (RMB in millions):

	2022	2023
Right-of-use assets	819	641
Current lease liabilities included within Other payables and accruals (Note 16)	274	140
Long-term lease liabilities	534	477

Total lease liabilities	808	617

Weighted average remaining lease term	5 years	6 years
Weighted average discount rate	4.4%	4.6%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31,2023
2024	212
2025	136
2026	95
2027	44
2028	58
Thereafter	152

Total operating lease payments	697
Less: imputed interest	(80)

Total	617

As of December 31, 2022, and 2023, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2021, 2022 and 2023, the variable lease costs, short-term lease costs and sub-lease
income are immaterial.